Debt - Additional Information - Master Trust Notes (Details)	Dec. 31, 2017 USD ($) Subsidiary Property	Nov. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 674,400,000	$ 510,000,000
Series 2014-4 Class A1 | Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt		$ 150,000,000.0
Stated interest rate	3.50%	3.50%
Series 2014-4 Class A2 | Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt		$ 360,000,000.0
Stated interest rate	4.60%	4.63%
Series 2017-1 Class A | Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 542,400,000
Stated interest rate	4.36%
Series 2017-1 Class B | Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 132,000,000.0
Stated interest rate	6.35%
Total Master Trust 2014 notes
Debt Instrument [Line Items]
Number of properties securing borrowings | Property	815
Number of wholly-owned subsidiaries (in properties) | Subsidiary	5
Total Master Trust 2013 notes
Debt Instrument [Line Items]
Number of properties securing borrowings | Property	296
Spirit Master Funding VII, LLC | Net-lease Mortgage Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt			$ 330,000,000.0
Spirit Master Funding VII, LLC | 3.89% Series 2013-1 Class A Interest Only
Debt Instrument [Line Items]
Aggregate principal amount of debt			$ 125,000,000.0
Stated interest rate			3.89%
Spirit Master Funding VII, LLC | 5.27% Series 2013-2 Class A Amortizing Net Lease Mortgage Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt			$ 205,000,000.0
Stated interest rate			5.27%
Spirit Realty, Inc. | Series 2017-1 Class A | Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 27,100,000
Spirit Realty, Inc. | Series 2017-1 Class B | Master Trust Notes
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 6,600,000